OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Long Term Liabilities [Abstract]
Schedule of Other Long-term Assets	The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2025	2024
Restricted cash	21	$60	$46
Long-term receivables		80	65
Other		48	23
		$188	$134